Share-based compensation (Details Narrative) - Common Class A [Member]	1 Months Ended	6 Months Ended
	Jun. 30, 2024 $ / shares shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2024 SGD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued price per share | $ / shares	$ 4.84	$ 4.84
Share-Based Payment Arrangement, Expense		$ 7,237,000	$ 9,807,000
Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
New shares issue | shares	1,500,000